Commitments and Contingencies (Details)									1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 27, 2023 shares	Nov. 07, 2022 shares	Oct. 04, 2022 shares	Aug. 05, 2022 shares	Feb. 07, 2022 shares	Sep. 29, 2021 shares	Jul. 01, 2020 USD ($)	Nov. 03, 2014 USD ($) shares	Jul. 31, 2020 USD ($)	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 USD ($)	Sep. 30, 2014 USD ($) shares	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2023 USD ($) ft²	Dec. 31, 2022 USD ($) m²	Jun. 21, 2022 USD ($)	Mar. 30, 2020 $ / shares
Other Commitments [Line Items]
Contractual obligation													$ 492,008	$ 492,008	$ 616,984
Maximum payment for commitment milestones														13,200,000	$ 13,200,000
Sub license milestones payments on covered products													200,000	200,000
Employee Retention Credit, CARES ACT													$ 120,771	$ 120,771
Percentage of sub license income on royalties														15.00%	15.00%
Office space in square feet													6,200	6,200	6,200
Lease rent per month																$ 11,108
Fair value of shares issued in connection with asset purchase														$ 50,000
Issuance of common stock | shares	50,000	5,129	1,667	3,664	5,377	1,667
Amount of damages sought							$ 19,000,000		$ 19,000,000
For Period Till November 2023 [Member]
Other Commitments [Line Items]
Lease rent per month													$ 11,108	11,108	$ 11,108	11,367
From Period Till November 2024 [Member]
Other Commitments [Line Items]
Lease rent per month													11,367	11,367	11,367	$ 11,625
Research and Development Arrangement [Member]
Other Commitments [Line Items]
Contractual obligation													$ 205,000	$ 205,000	$ 230,000
Asset Purchase Agreement [Member]
Other Commitments [Line Items]
Cash paid to acquire intangible asset								$ 275,000				$ 275,000
Issuance of shares for assets (in shares) | shares								12,328				12,328
Fair value of shares issued in connection with asset purchase								$ 3,750,000				$ 3,750,000
Issuance of common stock | shares										130,413
Effective price per share (in Dollars per share) | $ / shares										$ 38.34							$ 38.40
Ownership of company outstanding														19.90%	19.90%
Emergent BioSolutions
Other Commitments [Line Items]
Invoices									$ 331,000
Minimum
Other Commitments [Line Items]
Percentage for royalties														2.00%	2.00%
Percentage of global net sales royalties on covered products														1.50%	1.50%
Authorized shares to be issued											$ 334
Maximum
Other Commitments [Line Items]
Percentage for royalties														3.00%	3.00%
Percentage of global net sales royalties on covered products														2.50%	2.50%
Authorized shares to be issued											$ 33,334
Maximum | Asset Purchase Agreement [Member] | Scenario, Plan [Member]
Other Commitments [Line Items]
Contingent consideration														$ 5,000,000	$ 5,000,000.0